Segment reporting	6 Months Ended
Mar. 31, 2024
Segment reporting
Segment reporting

Note 11 — Segment reporting

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments, and major customers in financial statements for details on the Company’s business segments.

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company currently has three main products from which revenue is earned and expenses are incurred: Shiitake Mushroom, Mu Er Mushroom, and other edible fungi and other agricultural products. The operations of these product categories have similar economic characteristics. In particular, the Company uses the same or similar production processes, sells to the same or similar type of customers, and uses the same or similar methods to distribute these products. The resources required by these products share high similarity. Switching cost between different products is minimal. Production is primarily determined by sales orders received and market trends. Therefore, management, including the chief operating decision maker, primarily relies on the revenue data of different products in allocating resources and assessing performance. Based on management’s assessment, the Company has determined that it has only one operating segment and therefore one reportable segment as defined by ASC.

The following table presents revenue by major product categories (from third parties and related parties) from the Company’s continuing operations for the six months ended March 31, 2024 and 2023, respectively:

	For the six months ended March 31,
	2024	2023
Tapioca	-	$31,472,734
Corn	$18,784,651	9,334,913
Shiitake	9,806,605	8,841,248
Mu Er	7,329,253	7,540,236
Cotton	-	1,893,711
Cornstarch	-	1,354,432
Red dates	506,935	-
Other edible fungi	16,443	110,000
Total	$36,443,887	$60,547,274

All of the Company’s long-lived assets are located in the PRC. As the Company generates almost all of its revenue in the PRC, no geographical segments are presented.